Operating Lease Liabilities	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Operating Lease Liabilities	Operating Lease Liabilities
The Company’s unaudited condensed consolidated balance sheets include a right-of-use (“ROU”) asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s unaudited condensed consolidated balance sheets is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.

The liabilities described below are for the Company’s offices in London, Gdynia, Copenhagen and Houston which are denominated in various currencies. At June 30, 2023, the weighted average discount rate across the four leases was 2.97% (December 31, 2022: 2.87%).

At June 30, 2023, based on the remaining lease liabilities, the weighted average remaining operating lease term was 3.38 years (December 31, 2022: 3.88 years).

Under ASC 842, the ROU asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income.

A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as of December 31, 2022 and June 30, 2023, is presented in the following table:

	December 31, 2022	June 30, 2023
	(in thousands)
One year	$924	$484
Two years	1,246	1,328
Three years	1,209	1,142
Four years	1,211	1,794
Total undiscounted operating lease commitments	$4,590	$4,748
Less: Discount adjustment	(339)	(326)
Total operating lease liabilities	4,251	4,422
Less: current portion	(219)	(238)
Operating lease liabilities, non-current portion	$4,032	$4,184